Average Annual Total Returns - Steward Select Bond Fund	Class C 1 Year	Class C Since Class Inception	Class C Inception Date	Class R6 1 Year	Class R6 Since Class Inception	Bloomberg Barclays Capital US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Capital US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) Since Class Inception
Total	0.67%	0.86%	Dec. 14, 2017	2.54%	1.44%	8.92%	5.85%